UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:  ___________
This  Amendment  (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Titan Capital Group III, LP
Address:    405 Lexington Avenue
            51st Floor
            New York, NY

Form 13F File Number: 028-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven R. Skalicky
Address:    Chief Compliance Officer
Phone:      (212) 750-5700

Signature, Place, and Date of Signing:

              Steven R. Skalicky          New York, NY         May 17, 2010
          --------------------------   ------------------     ----------------
                  [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number Name

         28- _______________      ____________________________________
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total:    $1,009,809
                                           (thousands)




List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.     Form 13F File Number          Name

         ____    28-_______________            ___________________________

         [Repeat as necessary.]

    COLUMN 1                  COLUMN 2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
                                                            VALUE    SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
 NAME OF ISSUER             TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS     SOLE    SHARED   NONE
AGCO CORP                     NOTE  1.750%12/3  001084AL6    8,090  5,000,000  PRN           SOLE     NONE   5,000,000
AMERICAN INTL GROUP INC       COM NEW           026874784    1,301     38,100       PUT      SOLE     NONE      38,100
AMERICAN INTL GROUP INC       COM NEW           026874784    1,652     48,400       PUT      SOLE     NONE      48,400
AMERICAN INTL GROUP INC       COM NEW           026874784    5,715    167,400       PUT      SOLE     NONE     167,400
AMERICAN INTL GROUP INC       COM NEW           026874784      341     10,000       CALL     SOLE     NONE      10,000
AMERICAN INTL GROUP INC       COM NEW           026874784      283      8,300       PUT      SOLE     NONE       8,300
AMERICAN INTL GROUP INC       COM NEW           026874784    4,670    136,800       PUT      SOLE     NONE     136,800
APOGENT TECHNOLOGIES INC      DBCV        12/1  03760AAK7    3,912  2,250,000  PRN           SOLE     NONE   2,250,000
ARCHER DANIELS MIDLAND CO     COM               039483102      545     18,850  SH            SOLE     NONE      18,850
AVERY DENNISON CORP           COM               053611109      521     14,300  SH            SOLE     NONE      14,300
BOISE INC                     *W EXP 06/18/201  09746Y113      159    276,150  SH            SOLE     NONE     276,150
BPW ACQUISITION CORP          COM               055637102    6,437    517,000  SH            SOLE     NONE     517,000
BPW ACQUISITION CORP          *W EXP 02/26/201  055637110      111     68,700  SH            SOLE     NONE      68,700
BUNGE LIMITED                 COM               G16962105      154      2,500       CALL     SOLE     NONE       2,500
BUNGE LIMITED                 COM               G16962105    1,732     28,100       CALL     SOLE     NONE      28,100
BUNGE LIMITED                 COM               G16962105    4,622     75,000       CALL     SOLE     NONE      75,000
BUNGE LIMITED                 COM               G16962105    2,311     37,500       PUT      SOLE     NONE      37,500
CAPITAL ONE FINL CORP         COM               14040H105      911     22,000       CALL     SOLE     NONE      22,000
CAPITAL ONE FINL CORP         COM               14040H105      621     15,000       PUT      SOLE     NONE      15,000
CAPITAL ONE FINL CORP         COM               14040H105      866     20,910  SH            SOLE     NONE      20,910
CAPITAL ONE FINL CORP         *W EXP 11/14/201  14040H139    1,621    102,700  SH            SOLE     NONE     102,700
CEPHALON INC                  NOTE  2.000% 6/0  156708AP4    9,023  6,000,000  PRN           SOLE     NONE   6,000,000
CITIGROUP INC                 COM               172967101      849    209,700       PUT      SOLE     NONE     209,700
CITIGROUP INC                 COM               172967101      558    137,900  SH            SOLE     NONE     137,900
CORE LABORATORIES LP          NOTE  0.250%10/3  21868FAB9    4,295  3,000,000  PRN           SOLE     NONE   3,000,000
DOLE FOOD CO INC NEW          COM               256603101      533     45,000       PUT      SOLE     NONE      45,000
DRYSHIPS INC                  SHS               Y2109Q101      304     52,000       PUT      SOLE     NONE      52,000
DRYSHIPS INC                  SHS               Y2109Q101    6,570  1,125,000       PUT      SOLE     NONE   1,125,000
DRYSHIPS INC.                 NOTE  5.000%12/0  262498AB4    5,144  5,000,000  PRN           SOLE     NONE   5,000,000
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206      104      2,250  SH            SOLE     NONE       2,250
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   16,708    200,000       PUT      SOLE     NONE     200,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    8,354    100,000       PUT      SOLE     NONE     100,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857    2,782     33,300       CALL     SOLE     NONE      33,300
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   19,966    239,000       PUT      SOLE     NONE     239,000
FREEPORT-MCMORAN COPPER & GO  PFD CONV          35671D782   67,412    581,100  SH            SOLE     NONE     581,100
FREEPORT-MCMORAN COPPER & GO  PFD CONV          35671D782    1,811     15,609  SH            SOLE     NONE      15,609
GENERAL ELECTRIC CO           COM               369604103   10,935    600,800       PUT      SOLE     NONE     600,800
GENERAL ELECTRIC CO           COM               369604103   12,234    672,200       PUT      SOLE     NONE     672,200
GLG PARTNERS INC              *W EXP 12/28/201  37929X115       77    550,000  SH            SOLE     NONE     550,000
GOOGLE INC                    CL A              38259P508   57,552    101,500       CALL     SOLE     NONE     101,500
GOOGLE INC                    CL A              38259P508   57,552    101,500       PUT      SOLE     NONE     101,500
HECKMANN CORP                 *W EXP 11/09/201  422680116       92    120,000  SH            SOLE     NONE     120,000
HUMAN GENOME SCIENCES INC     COM               444903108    3,325    110,100       PUT      SOLE     NONE     110,100
HUMAN GENOME SCIENCES INC     NOTE  2.250%10/1  444903AK4   10,213  5,100,000  PRN           SOLE     NONE   5,100,000
ILLUMINA INC                  COM               452327109    7,294    187,500       PUT      SOLE     NONE     187,500
ILLUMINA INC                  NOTE  0.625% 2/1  452327AB5    5,432  3,000,000  PRN           SOLE     NONE   3,000,000
IRIDIUM COMMUNICATIONS INC    *W EXP 02/14/201  46269C128      225    150,000  SH            SOLE     NONE     150,000
MAXTOR CORP                   NOTE  2.375% 8/1  577729AE6    1,753  1,500,000  PRN           SOLE     NONE   1,500,000
MCMORAN EXPLORATION CO        PFD MAND CNV      582411500    1,277     12,000  SH            SOLE     NONE      12,000
MCMORAN EXPLORATION CO        PFD MAND CNV      582411500       11        100  SH            SOLE     NONE         100
MERCK & CO INC NEW            PFD CONV 6%       58933Y204    4,049     16,000  SH            SOLE     NONE      16,000
MERCK & CO INC NEW            PFD CONV 6%       58933Y204       79        311  SH            SOLE     NONE         311
MERCK & CO INC NEW            COM               58933Y105    6,155    164,800       PUT      SOLE     NONE     164,800
MICRON TECHNOLOGY INC         NOTE  4.250%10/1  595112AJ2    3,231  1,500,000  PRN           SOLE     NONE   1,500,000
MYLAN INC                     PFD CONV          628530206   10,209      7,500  SH            SOLE     NONE       7,500
MYLAN INC                     PFD CONV          628530206   72,745     53,440  SH            SOLE     NONE      53,440
MYLAN INC                     COM               628530107    1,590     70,000       PUT      SOLE     NONE      70,000
MYLAN INC                     COM               628530107   11,355    500,000       PUT      SOLE     NONE     500,000
MYLAN INC                     COM               628530107    6,681    294,200       PUT      SOLE     NONE     294,200
OWENS CORNING NEW             COM               690742101      534     21,000       PUT      SOLE     NONE      21,000
OWENS CORNING NEW             COM               690742101       51      2,000       PUT      SOLE     NONE       2,000
OWENS CORNING NEW             COM               690742101    1,781     70,000       CALL     SOLE     NONE      70,000
OWENS CORNING NEW             COM               690742101    1,397     54,900       CALL     SOLE     NONE      54,900
OWENS CORNING NEW             *W EXP 10/30/201  690742127      208    126,582  SH            SOLE     NONE     126,582
PLACER DOME INC               DBCV  2.750%10/1  725906AK7    4,719  3,000,000  PRN           SOLE     NONE   3,000,000
PRIMORIS SVCS CORP            *W EXP 10/02/201  74164F111       23      7,850  SH            SOLE     NONE       7,850
RAYTHEON CO                   *W EXP 06/16/201  755111119    2,551    117,407  SH            SOLE     NONE     117,407
REGIONS FINANCIAL CORP NEW    COM               7591EP100    7,850  1,000,000       PUT      SOLE     NONE   1,000,000
REGIONS FINANCIAL CORP NEW    COM               7591EP100    9,538  1,215,000       PUT      SOLE     NONE   1,215,000
RESOLUTE ENERGY CORP          *W EXP 09/25/201  76116A116      670    282,700  SH            SOLE     NONE     282,700
SHANDA INTERACTIVE ENTMT LTD  NOTE  2.000% 9/1  81941QAD6    8,426  6,500,000  PRN           SOLE     NONE   6,500,000
SLM CORP                      COM               78442P106    6,394    510,700       PUT      SOLE     NONE     510,700
SLM CORP                      COM               78442P106    3,398    271,437  SH            SOLE     NONE     271,437
SPDR GOLD TRUST               GOLD SHS          78463V107   67,484    619,405  SH            SOLE     NONE     619,405
SPDR S&P 500 ETF TR           UNIT SER 1 S&P    78462F103    1,170     10,000  SH            SOLE     NONE      10,000
SPDR GOLD TRUST               GOLD SHS          78463V107    2,974     27,300       CALL     SOLE     NONE      27,300
SPDR GOLD TRUST               GOLD SHS          78463V107    4,467     41,000       CALL     SOLE     NONE      41,000
SPDR GOLD TRUST               GOLD SHS          78463V107   16,746    153,700       CALL     SOLE     NONE     153,700
SPDR GOLD TRUST               GOLD SHS          78463V107   64,553    592,500       CALL     SOLE     NONE     592,500
SPDR GOLD TRUST               GOLD SHS          78463V107   22,346    205,100       CALL     SOLE     NONE     205,100
SPDR GOLD TRUST               GOLD SHS          78463V107   32,391    297,300       CALL     SOLE     NONE     297,300
SPDR GOLD TRUST               GOLD SHS          78463V107   36,858    338,300       PUT      SOLE     NONE     338,300
SPDR GOLD TRUST               GOLD SHS          78463V107  129,106  1,185,000       PUT      SOLE     NONE   1,185,000
SPDR GOLD TRUST               GOLD SHS          78463V107   31,269    287,000       PUT      SOLE     NONE     287,000
TALBOTS INC                   COM               874161102      972     75,000       PUT      SOLE     NONE      75,000
TERADYNE INC                  NOTE  4.500% 3/1  880770AE2    2,166  1,000,000  PRN           SOLE     NONE   1,000,000
TEREX CORP NEW                NOTE  4.000% 6/0  880779AV5    5,474  3,500,000  PRN           SOLE     NONE   3,500,000
TEXTRON INC                   COM               883203101    2,503    117,900       PUT      SOLE     NONE     117,900
TEXTRON INC                   NOTE  4.500% 5/0  883203BN0    6,095  3,500,000  PRN           SOLE     NONE   3,500,000
THERMO FISHER SCIENTIFIC INC  COM               883556102    3,392     65,938  SH            SOLE     NONE      65,938
UNITED STATES STL CORP NEW    NOTE  4.000% 5/1  912909AE8    4,407  2,100,000  PRN           SOLE     NONE   2,100,000
UNITED THERAPEUTICS CORP DEL  NOTE  0.500%10/1  91307CAD4    4,479  3,000,000  PRN           SOLE     NONE   3,000,000
VALE S A                      ADR               91912E105    3,219    100,000       CALL     SOLE     NONE     100,000
VALE S A                      ADR               91912E105    7,771    241,400       PUT      SOLE     NONE     241,400
VALE S A                      ADR               91912E105    1,610     50,000       PUT      SOLE     NONE      50,000
VALE S A                      ADR               91912E105    7,059    219,300       PUT      SOLE     NONE     219,300
VALE S A                      ADR               91912E105   19,797    615,000       PUT      SOLE     NONE     615,000
WYNDHAM WORLDWIDE CORP        NOTE  3.500% 5/0  98310WAC2    5,130  2,500,000  PRN           SOLE     NONE   2,500,000
XL CAP LTD                    CL A              G98255105    3,780    200,000       PUT      SOLE     NONE     200,000